Procure Space ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.1%
Australia - 0.0%
Diversified Telecommunication Services - 0.0%
SpeedCast International, Ltd. (a)(b)(f)	1,039,473	$80

France - 4.8%
Aerospace & Defense - 0.1%
Thales SA	1,170	105,442
Media - 4.7% (e)
Eutelsat Communications SA	333,554	3,989,146
Total France		4,094,588

Israel - 5.9%
Communications Equipment - 5.9%
Gilat Satellite Networks, Ltd. - ADR	440,674	5,032,497

Italy - 4.4%
Aerospace & Defense - 4.4%
Avio SpA (b)	256,550	3,715,270
Leonardo SpA	4,560	31,777
Total Aerospace & Defense		3,747,047

Japan - 7.7%
Machinery - 0.0%
IHI Corp.	300	5,229
Media - 4.1% (e)
Sky Perfect JSAT Holdings, Inc.	788,300	3,463,566
Professional Services - 3.6%
Weathernews, Inc.	66,600	3,069,344
Total Japan		6,538,139

Luxembourg - 4.0%
Media - 4.0% (e)
SES SA	397,542	3,400,148

Netherlands - 1.2%
Aerospace & Defense - 1.2%
Airbus SE (b)	9,529	963,192

Switzerland - 4.3%
Household Durables - 4.3%
Garmin, Ltd. - ADR	32,029	3,678,851

United States - 66.8%
Aerospace & Defense - 21.0%
Aerojet Rocketdyne Holdings, Inc. (b)	3,538	184,117
Boeing Co.	8,057	1,564,589
L3Harris Technologies, Inc.	8,272	1,418,731
Lockheed Martin Corp.	5,303	1,706,611
Maxar Technologies, Inc.	109,767	4,595,944
Northrop Grumman Corp.	5,034	1,442,795
Raytheon Technologies Corp.	26,024	1,736,582
Virgin Galactic Holdings, Inc. (b)(d)	118,133	5,232,111
Total Aerospace & Defense		17,881,480
Communications Equipment - 9.9%
EchoStar Corp. (b)	172,779	3,617,992
ViaSat, Inc. (b)(d)	110,544	4,813,086
Total Communications Equipment		8,431,078
Containers & Packaging - 0.7%
Ball Corp.	6,438	566,673
Diversified Telecommunication Services - 13.8%
AT&T, Inc.	61,908	1,772,426
Iridium Communications, Inc. (b)	111,125	5,475,129
ORBCOMM, Inc. (b)	603,423	4,519,638
Total Diversified Telecommunication Services		11,767,193
Electronic Equipment, Instruments & Components - 4.7%
Trimble, Inc. (b)	60,912	4,014,710
Industrial Conglomerates - 1.4%
Honeywell International, Inc.	5,931	1,158,739
Media - 15.3% (e)
Comcast Corp. - Class A	37,644	1,866,013
DISH Network Corp. - Class A (b)	104,940	3,045,359
Loral Space & Communications, Inc.	174,183	4,424,248
Sirius XM Holdings, Inc. (d)	594,935	3,724,293
Total Media		13,059,913
Total United States		56,879,786
TOTAL COMMON STOCKS (Cost $78,269,711)		84,334,328

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 9.1%
Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (c)	7,720,424.00	7,720,424
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL (Cost $7,720,424)		7,720,424

SHORT-TERM INVESTMENTS - 0.9%
Money Market Funds - 0.9%
First American Government Obligations Fund - Class X, 0.04% (c)	790,974.00	790,974
TOTAL SHORT-TERM INVESTMENTS (Cost $790,974)		790,974

Total Investments (Cost $86,781,109) - 109.1%		92,845,726
Liabilities in Excess of Other Assets - (9.1)%		(7,707,180)
TOTAL NET ASSETS - 100.0%		$85,138,546

Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
(a)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)	Rate reflects annualized seven-day yield on January 31, 2021.
(d)	All or a portion of this security is out on loan as of January 31, 2021.
(e)	As of January 31, 2021, the Fund had a significant portion of its assets invested in the Media industry.
(f)	This security has been deemed illiquid according to the Fund's liquidity guidelines. The value of this security totals $80, which represents 0.0% of total net assets.

Procure Space ETF

NOTES TO FINANCIAL STATEMENTS
January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by Procure Space ETF (the “Fund”) which is a series of Procure ETF Trust II (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on December 19, 2017. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees (the “Board”) or the board designee. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Fund’s Board. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of July 31, 2020, the Fund did not hold any fair valued securities.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liabilities and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table presents a summary of the Fund’s investments in securities, at fair value, as of January 31, 2021:

Procure Space ETF

Assets^	Level 1		Level 2	Level 3		Total
Common Stocks	$84,334,248		$—	$80	[1]	$84,334,328
Investments Purchased with Proceeds from Securities Lending Collateral	—	[2]	—	—		7,720,424
Short Term Investments	790,974		—	—		790,974
Total Investments in Securities	$85,125,222		$—	$80		$92,845,726

^ See Schedule of Investments for classifications by country and industry.

[1]
During the reporting period SpeedCast International, Ltd. was held as a Level 3 security. The value of SpeedCast International, Ltd. was reduced to $0 on June 24, 2020. SpeedCast International, Ltd. is pending bankruptcy and shares have not actively traded since January 2020.

[2]
Certain investments that are measured at fair value used the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedules of Investments.

	Description	Common Stocks
	Balance as of November 1, 2021	$559,337
	Purchases	-
	Sales proceeds and paydowns	-
	Accreted discounts, net	-
	Corporate Actions	-
	Realized gain (loss)	-
	Change in unrealized appreciation (depreciation)	(559,257)
	Transfers into/(out of) Level 3	-
	Balance as of January 31, 2021	$80
	Change in unrealized appreciation (depreciation) during the
	period for Level 3 investments held at January 31, 2021.	$(559,257)